Trade receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Maturities of trade receivables
Total past due	R$ 148,434	R$ 87,957
Related parties	7,177	46,824
Impairment losses on trade receivables	(69,481)	(46,500)	R$ (32,055)	R$ (22,524)
Total	649,135	505,514
Not yet due
Maturities of trade receivables
Total past due	563,005	417,233
Up to 30 days
Maturities of trade receivables
Total past due	19,435	9,657
From 31 to 60 days
Maturities of trade receivables
Total past due	22,637	10,331
From 61 to 90 days
Maturities of trade receivables
Total past due	12,193	7,366
From 91 to 180 days
Maturities of trade receivables
Total past due	42,169	21,154
From 181 to 360 days
Maturities of trade receivables
Total past due	31,357	23,852
Over 360 days
Maturities of trade receivables
Total past due	R$ 20,643	R$ 15,597